Variable Interest Entities and Other Consolidation Matters - Schedule of VIE of Consolidated Financial Statements (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents		$ 4,354,654	$ 5,443,562
Accounts receivable		4,682,320	2,552,738
Inventories		586,221	592,382
Other current assets		272,693	1,967,306
Investment in a limited partnership and an equity investee		1,089,960	1,145,404
Property and equipment, net		4,206,154	1,697,576
Right of use assets		89,020	796,653
Deferred tax assets		119,425	357,878
Other noncurrent assets		12,177	17,539
Total Assets		15,412,624	14,571,038
LIABILITIES
Advances from customers		203,787	838,838
Income tax payable			6,734
Operating lease liabilities, current and non-current		57,517	808,156
Due to Zhongchao Inc.	[1]	483,800	564,652
Other current liabilities		1,276,732	1,593,106
Deferred tax liabilities		179,638	128,250
Total Liabilities		2,201,474	3,939,736
Revenues		15,864,773	19,433,945	$ 14,151,516
Income (loss) from operations		3,245,712	(11,846,266)	(1,716,154)
Net income (loss)		$ 2,902,555	$ (10,780,772)	$ (1,427,296)

[1]	The balances due from/to Zhongchao Inc. are eliminated on consolidation.